Basis of Presentation and General Information (Details)		12 Months Ended
	Jan. 08, 2016	Dec. 31, 2015 shares
Basis of Presentation and General Information [Abstract]
Seanergy Maritime Holdings Corp's country of incorporation		Republic of the Marshall Islands
Seanergy Maritime Holdings Corp's date of incorporation		Jan. 04, 2008
Subsequent Event [Line Items]
Fractional shares issued (in fractional shares)		181
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	5